Average Annual Total Returns - LVIP Delaware SMID Cap Core Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Russell 2500™ Index 1 year		Russell 2500™ Index 5 years		Russell 2500™ Index 10 years
Total	11.09%	10.21%	11.83%	10.74%	9.90%	11.54%	19.99%	[1]	13.64%	[1]	11.97%	[1]

[1]	Index Returns are based on July 12, 1991 inception date of the Predecessor Fund.